SELECTED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Jun. 30, 2015
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Schedule of Selected Quarterly Financial Data

	Three Months Ended
	September	December	March	June
	2014	2014	2015	2015
	(Dollars in Thousands, except per share data)

Total interest and dividend income	$1,520	$1,537	$1,740	$1,581
Total interest expense	288	285	284	298

Net interest income	1,232	1,252	1,456	1,283
Provision for loan losses	3	18	31	18

Net interest income after provision
for loan losses	1,229	1,234	1,425	1,265

Total noninterest income	138	145	132	143
Total noninterest expense	915	988	894	909

Income before income taxes	452	391	663	499
Income taxes	153	125	203	177

Net income	$299	$266	$460	$322

Per share data:
Net income
Basic	$0.15	$0.14	$0.24	$0.16
Diluted	0.15	0.14	0.24	0.16
Average shares outstanding
Basic	1,959,381	1,949,046	1,919,135	1,919,627
Diluted	1,959,381	1,949,046	1,919,135	1,919,627

	Three Months Ended
	September	December	March	June
	2013	2013	2014	2014
	(Dollars in Thousands, except per share data)

Total interest and dividend income	$1,402	$1,424	$1,447	$1,548
Total interest expense	344	355	351	307

Net interest income	1,058	1,069	1,096	1,241
Provision for loan losses	12	(99)	5	9

Net interest income after provision
for loan losses	1,046	1,168	1,091	1,232

Total noninterest income	137	146	112	136
Total noninterest expense	859	958	913	945

Income before income taxes	324	356	290	423
Income taxes	114	123	92	144

Net income	$210	$233	$198	$279

Per share data:
Net income
Basic	$0.10	$0.11	$0.10	$0.14
Diluted	0.10	0.11	0.10	0.14
Average shares outstanding
Basic	2,057,930	2,057,930	2,057,930	2,057,888
Diluted	2,057,930	2,057,930	2,057,930	2,057,888

Schedule of Quarterly Common Stock Market Price and Dividend Information
	Market Price		Cash Dividends
Quarter Ended	High	Low	Declared
June 2015	$12.34	$11.50	$0.04
March 2015	12.14	10.80	0.04
December 2014	11.01	10.78	0.04
September 2014	11.09	10.80	0.04

June 2014	$12.50	$10.82	$0.04
March 2014	12.30	11.31	0.04
December 2013	12.44	10.82	0.04
September 2013	11.85	10.50	0.04